COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating lease commitments
2022	¥ 2,328	$ 365
2023	1,111	174
2024	1,019	160
2025	1,041	163
2026	1,062	167
2027 and thereafter	3,789	595
Total	¥ 10,350	$ 1,624